Derivative Financial Instruments - Effect of Hedges on Consolidated Statements of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains (losses) recognized for hedging relationships
Net investment income		$ 3,285.5	$ 2,852.4	$ 3,633.7
Net realized capital gains (losses)	[1]	(154.7)	83.3	112.1
Benefits, claims and settlement expenses		7,226.2	5,882.7	6,617.5
Fair Value Hedges | Net investment income
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships		62.3
Fair Value Hedges | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships		(4.3)
Fair Value Hedges | Interest rate contracts | Net investment income
Gains (losses) recognized for hedging relationships
Gain (loss) recognized on hedged item		45.3	(154.4)	(28.7)
Gain (loss) recognized on derivatives		(43.9)	151.6	28.6
Amortization of hedged item basis adjustments		(0.2)	(1.3)	(1.8)
Amounts related to periodic settlements on derivatives		60.5	5.2	(10.0)
Total gain (loss) recognized for hedging relationships			1.1	(11.9)
Fair Value Hedges | Interest rate contracts | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Gain (loss) recognized on hedged item		0.4
Gain (loss) recognized on derivatives		(2.1)
Amounts related to periodic settlements on derivatives		(2.6)
Fair Value Hedges | Foreign exchange contracts | Net investment income
Gains (losses) recognized for hedging relationships
Amounts related to periodic settlements on derivatives		0.6
Fair Value Hedges | Foreign exchange contracts | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Gain (loss) recognized on hedged item		3.7
Gain (loss) recognized on derivatives		(3.7)
Cash Flow Hedges | Net investment income
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships		25.5	23.5	25.0
Cash Flow Hedges | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships		3.4	19.1	10.2
Cash Flow Hedges | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Total gain (loss) recognized for hedging relationships		14.1	3.6	(0.5)
Cash Flow Hedges | Interest rate contracts | Gain (loss) reclassified from AOCI on derivatives
Gains (losses) recognized for hedging relationships
Net investment income		4.1	9.0	15.4
Benefits, claims and settlement expenses		(0.1)	(0.1)	(0.1)
Cash Flow Hedges | Interest rate contracts | Net realized capital gains (losses)
Gains (losses) recognized for hedging relationships
Gain (loss) reclassified from AOCI into net income as a result that a forecasted transaction is no longer probable of occurring		1.9	18.5	1.0
Cash Flow Hedges | Interest rate contracts | Benefits, claims and settlement expenses
Gains (losses) recognized for hedging relationships
Amounts related to periodic settlements on derivatives		14.2	3.7	(0.4)
Cash Flow Hedges | Foreign exchange contracts | Gain (loss) reclassified from AOCI on derivatives
Gains (losses) recognized for hedging relationships
Net realized capital gains (losses)		1.5	0.6	9.2
Cash Flow Hedges | Foreign exchange contracts | Net investment income
Gains (losses) recognized for hedging relationships
Amounts related to periodic settlements on derivatives		$ 21.4	$ 14.5	$ 9.6

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.